Related party transactions	12 Months Ended
Jun. 30, 2012
Related Party Transactions [Abstract]
Related party transactions

Note 24 – Related party transactions

Advances to suppliers – related party at June 30, 2011 amounted to $575,700. The balance represented prepayments to the 40% owner of Xingsheng Coal for coal purchases. The Company acquired 60% of Xingsheng Coal’s equity interests on May 20, 2011(see Note 21).

Other payables-related parties represented advances from its CEO. Advances from the CEO amounted to $156,227 and $455,768 at June 30, 2012 and 2011, respectively. Such advances are interest free, due on demand and will be settled in cash payments.